Property, Equipment and Software, Net (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software
Property, equipment and software consist of the following:

	As of March 31,
	2020	2021
	RMB	RMB
Electronic equipment	29,480	13,472
Furniture and office equipment	8,707	7,122
Leasehold improvements	31,132	28,417
Vehicles	307	1,291
Computer softwares	3,858	3,628

Subtotal	73,484	53,930
Less: Accumulated depreciation and amortization	(59,375)	(43,150)

Property, equipment and software, net	14,109	10,780